Fair Value Measurement (Tables)	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Assumptions to Estimate the Investors' and Placement Agent's Warrants

The Company used the following assumptions to estimate the fair value of the warrants:

	June 30, 2018	March 31, 2018

Risk-free interest rate	2.69%-2.70%	2.49%-2.51%
Expected volatility	84.54%	84.54%
Expected life (in years)	3.54-3.75	3.79-4.00
Dividend yield	0%	0%

Fair value per warrant	$1.89-1.95	$1.55-1.59

The Company used the following assumptions to estimate the fair value of the warrants:

March 31, 2018

Risk-free interest rate (1)	2.49%-2.51%
Expected volatility (2)	84.54%
Expected life (in years) (3)	3.79-4
Dividend yield (4)	0%

Fair value per warrant	$1.55-1.59

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of comparable companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.

Schedule of Changes in Level 3 Liabilities for Warrants

The following tabular presentation reflects the components of the liability associated with such warrants as of June 30, 2018:

	Number of warrants	Fair value of liability related to warrants

Balance at March 31, 2018	3,635,270	$5,678

Revaluation of warrants to purchase Common Stock	-	1,277

Balance at June 30, 2018	3,635,270	$6,955

The following tabular presentation reflects the components of the liability associated with such warrants as of March 31, 2018:

	Number of warrants	Fair value of liability related to warrants

Balance at January 1, 2018	3,635,270	$9,172

Revaluation of warrants to purchase Common Stock	-	(3,494)

Balance at March 31, 2018	3,635,270	$5,678